Earnings Per Share (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (in thousands of pesos)
Attributable to shareholders	$ 472,218	$ 299,267	$ 207,674
Shares (in thousands of shares)
Weighted average of outstanding shares	30,200	30,200	30,200
Basic and diluted earnings per share (pesos per share)	$ 15.63	$ 9.91	$ 6.88